TRADE AND OTHER RECEIVABLES - Additional informaton (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [line items]
Percentage of rate on Program of Social Integration.	1.65
Percentage of rates on contribution for the financing of Social Security	7.65%